Janus Henderson International Dividend Fund Average Annual Total Returns - Class A C S I N T Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended	149 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.38%	5.16%	5.65%	6.76%
Performance Inception Date	[1]	Aug. 01, 2012
Class A | MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%	6.45%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.76%	5.63%	5.39%	6.39%
Performance Inception Date	[2]	Aug. 01, 2012
Class C | MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%	6.45%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.62%	6.57%	6.22%	7.18%
Performance Inception Date		Aug. 01, 2012
Class S | MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%	6.45%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.52%	5.75%	5.65%	6.61%
Performance Inception Date		Aug. 01, 2012
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	5.28%	5.17%	6.02%
Performance Inception Date		Aug. 01, 2012
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.88%	6.65%	6.43%	7.44%
Performance Inception Date		Aug. 01, 2012
Class I | MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%	6.45%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.93%	6.74%	6.46%	7.45%
Performance Inception Date		Aug. 01, 2012
Class N | MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%	6.45%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.70%	6.49%	6.24%	7.25%
Performance Inception Date		Aug. 01, 2012
Class T | MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%	6.45%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.